Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Member]
Net periodic benefit cost:
Service cost	$ 4,160	$ 4,043	$ 4,001
Interest cost	8,926	8,339	7,776
Expected return on assets	(12,312)	(11,659)	(8,575)
Amortization of:
Net actuarial loss	4,062	3,106	3,686
Prior service cost (credit)	346	339	338
Net periodic benefit cost	5,182	4,168	7,226
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	32,436	5,690	(4,081)
Amortization of net actuarial loss	(4,062)	(3,106)	(3,686)
Amortization of prior service cost	(346)	(339)	(338)
Total recognized in other comprehensive income	28,028	2,245	(8,105)
Total recognized in net periodic benefit cost and other comprehensive income	33,210	6,413	(879)
Other Benefits [Member]
Net periodic benefit cost:
Service cost	970	489	583
Interest cost	2,584	1,668	1,884
Amortization of:
Net actuarial loss	1,305	23	301
Prior service cost (credit)	(1,565)	(1,565)	(1,565)
Net periodic benefit cost	3,294	615	1,203
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	1,743	14,135	(2,659)
Amortization of net actuarial loss	(1,305)	(23)	(301)
Amortization of prior service cost	1,565	1,565	1,565
Total recognized in other comprehensive income	2,003	15,677	(1,395)
Total recognized in net periodic benefit cost and other comprehensive income	$ 5,297	$ 16,292	$ (192)